Net Asset Acquired and Liabilities Assumed and Goodwill Arising (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 15, 2014		Oct. 31, 2014		Jan. 28, 2013		May 14, 2013		Jun. 28, 2013		Sep. 02, 2013		Jan. 13, 2012		Jul. 06, 2012		Oct. 01, 2012		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill																			$ 245,369	$ 84,843	$ 81,276
Location Labs
Business Acquisition [Line Items]
Cash consideration paid	116,221
Deferred purchase consideration	14,650	[1]
Repayment of Location Labs external borrowings (current and non-current)	8,120
Location Labs transaction costs paid by AVG	4,868	[2]
Cash consideration expected to be paid in earn-out payment	33,856	[3]
Total purchase consideration	177,715
Cash and cash equivalents	10,384
Property and equipment	3,070
Long-term liabilities, excluding Class B share redemption	(950)
Deferred tax liabilities, net	(22,894)
Other liabilities assumed	(3,181)
Net assets (liabilities) acquired	69,572
Class B share redemption	(39,498)	[4]
Goodwill	147,641	[5]
Total purchase consideration	177,715
Location Labs | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	8,425
Location Labs | Identifiable intangible assets
Business Acquisition [Line Items]
Intangible assets	74,718	[6]
Norman Safeground AS
Business Acquisition [Line Items]
Total purchase consideration			16,909
Cash and cash equivalents			3,709
Property and equipment			142
Intangible assets			7,262	[7]
Deferred tax liabilities, net			(1,025)
Net assets (liabilities) acquired			(2,253)	[8]
Goodwill			12,925	[9]
Total purchase consideration			16,909
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Cash consideration paid	1,332
Deferred purchase consideration	1,873	[10]
Total purchase consideration	3,205
Cash and cash equivalents	4
Property and equipment	33
Intangible assets	1,041	[11]
Net assets (liabilities) acquired	(47)	[12]
Goodwill	2,211	[13]
Total purchase consideration	3,205
Angle Labs
Business Acquisition [Line Items]
Cash consideration paid					2,865
Deferred purchase consideration					355	[10]
Total purchase consideration					3,220
Intangible assets					3,170	[14]
Net assets (liabilities) acquired					50
Goodwill					0
Total purchase consideration					3,220
Privacy Choice Llc
Business Acquisition [Line Items]
Cash consideration paid							3,200
Deferred purchase consideration							640	[15]
Total purchase consideration							3,840
Intangible assets							3,480	[16]
Goodwill							360	[17]
Total purchase consideration							3,840
Lpi Level Platforms Inc
Business Acquisition [Line Items]
Cash consideration paid									20,130
Deferred purchase consideration									3,288	[15]
Total purchase consideration									23,418
Intangible assets									19,310	[18]
Deferred tax liabilities, net									(406)
Net assets (liabilities) acquired									1,001
Goodwill									3,513	[19]
Total purchase consideration									23,418
ASR Technologies Ab
Business Acquisition [Line Items]
Cash consideration paid											1,491
Deferred purchase consideration											850	[20]
Total purchase consideration											2,341
Intangible assets											2,341	[21]
Goodwill											0
Total purchase consideration											2,341
OpenInstall Inc
Business Acquisition [Line Items]
Cash consideration paid													4,049
Deferred purchase consideration													1,600	[22]
Total purchase consideration													5,649
Cash and cash equivalents													102
Property and equipment													19
Intangible assets													3,265	[23]
Deferred tax liabilities, net													(1,216)
Net assets (liabilities) acquired													41	[24]
Goodwill													3,559	[25]
Total purchase consideration													5,649
Crossloop Inc
Business Acquisition [Line Items]
Cash consideration paid															500
Cash consideration expected to be paid in earn-out payment															100	[26]
Total purchase consideration															600
Intangible assets															600	[27]
Goodwill															0
Total purchase consideration															600
Avalanche
Business Acquisition [Line Items]
Cash consideration paid																	7,450
Cash consideration expected to be paid in earn-out payment																	2,843	[28]
Total purchase consideration																	10,293
Property and equipment																	162
Intangible assets																	3,974	[29]
Net assets (liabilities) acquired																	672	[30]
Goodwill																	5,647	[31]
Total purchase consideration																	$ 10,293

[1]	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, consideration of $14,650 has recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained recognized.
[2]	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
[3]	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two instalments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.
[4]	In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company's acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares are consistent. As described in Note 21, this redeemable noncontrolling interest is classified outside of permanent equity.
[5]	Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company's expectation of synergies from the integration of Location Labs software with the Company's existing solutions and is allocated to the Company's Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.
[6]	The estimated useful lives of the identifiable assets and preliminary estimated fair values are follows: Estimated useful live Preliminary fair value (in years) Patents 14 $ 268 Trademarks 10 1,666 Customer relationships 7 64,629 Technology 3 7,256 Non-compete agreement 2 899 $ 74,718
[7]	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
[8]	Net assets included property and equipment of $142, and net deficit of $4,190. The cash acquired in the transaction totaled $3,709.
[9]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Norman technology with the Company's existing solutions
[10]	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[11]	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
[12]	Net assets included property and equipment of $33, and net deficit of $47. The cash acquired in the transaction totaled $4.
[13]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Winco technology with the Company's existing solutions. Components of consideration: Cash consideration paid $ 1,332 Deferred purchase consideration(4) 1,873 $ 3,205
[14]	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.
[15]	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[16]	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
[17]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of PrivacyChoice technology with the Company's existing solutions.
[18]	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
[19]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of LPI's technology with the Company's existing solutions and LPI's workforce.
[20]	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.
[21]	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.
[22]	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.
[23]	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
[24]	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
[25]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of OpenInstall technology with the Company's existing solutions.
[26]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.
[27]	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.
[28]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.
[29]	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
[30]	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
[31]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Avalanche distribution network.